Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Transfers and Servicing [Abstract]
Trade accounts receivable sold	¥ 65,214	¥ 81,947	¥ 84,718